Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 159,216,275	$ 194,740,045
Accounts receivable, net	6,844,776	11,837,578
Accrued income	9,494,569	7,902,234
Prepaid expenses and other current assets	9,200,379	6,282,218
Inventories	7,193,709	5,924,201
Total current assets	191,949,708	226,686,276
Non-current assets
Long-term debtors	316,559	316,559
Vessels under construction	95,560,966	60,197,486
Property, plant and equipment, net	375,977	363,015
Deferred finance costs, net	10,050,069	11,436,165
Total assets	1,357,964,262	1,325,226,052
Current liabilities
Current portion of long-term debt	58,300,308	60,750,308
Accounts payable	10,338,879	13,585,924
Accrued expenses and other liabilities	7,731,635	6,438,384
Accrued interest	3,909,547	4,261,971
Deferred income	3,448,646	4,803,196
Total current liabilities	83,729,015	89,839,783
Non-current liabilities
Secured term loan facilities, net of current portion	391,809,108	389,734,262
Senior unsecured bond	125,000,000	125,000,000
Total non-current liabilities	516,809,108	514,734,262
Commitments and contingencies
Stockholders' equity
Common stock - $.01 par value; 400,000,000 shares authorized; 55,339,119 shares issued and outstanding, (2013: 55,326,765)	553,391	553,267
Additional paid-in capital	584,141,693	584,030,816
Accumulated other comprehensive income / (loss)	29,330	(87,930)
Retained earnings	172,701,725	136,155,854
Total stockholders' equity	757,426,139	720,652,007
Total liabilities and stockholders' equity	1,357,964,262	1,325,226,052
Vessels In Operation
Non-current assets
Property, plant and equipment, net	$ 1,059,710,983	$ 1,026,226,551